Business Combinations (Tables)	12 Months Ended
Mar. 31, 2021
Business Combinations [Abstract]
Business combinations information
The total consideration transferred was comprised of the following:

JPY (millions) Amount
Cash	¥3,029,431
Equity of the Company (770,303,013 shares)	3,131,282
Cash for cash settled awards	52,622
Total	¥6,213,335
The following represents the purchase price allocation of Shire as of the acquisition date.

JPY (millions) Amount
Cash and cash equivalents	¥227,223
Trade and other receivables	326,154
Inventories	751,832
Property, plant and equipment	699,631
Intangible assets	3,769,076
Assets held for sale	474,596
Other assets	96,331
Trade and other payables	(61,382)
Provisions	(336,573)
Bonds and loans	(1,603,199)
Deferred tax liabilities	(657,487)
Liabilities held for sale	(211,663)
Other liabilities	(389,610)
Basis adjustments	(37,107)
Goodwill	3,165,513
Net assets acquired	¥6,213,335
The following pro forma financial information presents the combined results of the operations of Takeda and Shire as if the acquisition of Shire had occurred as of April 1, 2018. The pro forma financial information is not necessarily indicative of what the consolidated results of operations would have been had the respective acquisitions been completed on April 1, 2018. In addition, the pro forma financial information does not purport to project the future results of operations of the combined Company.

JPY (millions)
For the Year Ended March 31, 2019
Revenue	¥3,412,468
Net profit	53,900
The total consideration transferred was comprised of the following:

JPY (millions) Amount
Cash	¥67,319
The ordinary shares of TiGenix already owned by Takeda immediately prior to the acquisition date	2,684
Total	¥70,003
The following represents the purchase price allocation of TiGenix as of the acquisition date.

JPY (millions) Amount
Intangible assets	¥63,421
Other assets	5,541
Deferred tax liabilities	(8,043)
Other liabilities	(5,678)
Basis adjustments	(3,381)
Goodwill	18,143
Net assets acquired	¥70,003